Related Party Transactions (Details) - Schedule of State Options of the Company - Directors [Member] - Options		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Beginning of the year		131,392,720		140,142,720		153,642,720
Granted as Remuneration		120,000,000				5,000,000
Options Exercised
Options Expired				(8,750,000)		(4,500,000)
Options Forfeited		(5,000,000)				(14,000,000)
Net Change Other		28,571,427
Options Vested During the year
Ending of the year		274,964,147		131,392,720		140,142,720
Total Vested and Exercisable		158,787,862		68,618,255		43,750,000
Total Unvested		116,176,285		62,774,465		96,392,720
Mr. Geoffrey Kempler [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		14,000,000		19,000,000		19,000,000
Granted as Remuneration
Options Exercised
Options Expired				(5,000,000)
Options Forfeited
Net Change Other
Options Vested During the year
Ending of the year		14,000,000		14,000,000		19,000,000
Total Vested and Exercisable		14,000,000		14,000,000		19,000,000
Total Unvested
Mr. Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		7,000,000		8,250,000		8,250,000
Granted as Remuneration
Options Exercised
Options Expired				(1,250,000)
Options Forfeited
Net Change Other
Options Vested During the year
Ending of the year		7,000,000		7,000,000		8,250,000
Total Vested and Exercisable		7,000,000		7,000,000		8,250,000
Total Unvested
Mr. Brian Meltzer [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		7,000,000		8,250,000		8,250,000
Granted as Remuneration
Options Exercised
Options Expired				(1,250,000)
Options Forfeited
Net Change Other		9,523,809
Options Vested During the year
Ending of the year		16,523,809		7,000,000		8,250,000
Total Vested and Exercisable		16,523,809		7,000,000		8,250,000
Total Unvested
Mr. Peter Marks [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		7,000,000		8,250,000		8,250,000
Granted as Remuneration
Options Exercised
Options Expired				(1,250,000)
Options Forfeited
Net Change Other		9,523,809
Options Vested During the year
Ending of the year		16,523,809		7,000,000		8,250,000
Total Vested and Exercisable		16,523,809		7,000,000		8,250,000
Total Unvested
Ms. Kathryn Andrews [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		5,000,000	[1]	5,000,000		500,000
Granted as Remuneration			[1]			5,000,000
Options Exercised			[1]
Options Expired			[1]			(500,000)
Options Forfeited		(5,000,000)	[1]
Net Change Other			[1]
Options Vested During the year			[1]
Ending of the year			[1]	5,000,000	[1]	5,000,000
Total Vested and Exercisable			[1]	1,250,000
Total Unvested			[1]	3,750,000		5,000,000
Dr. David Stamler [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year		91,392,720		91,392,720		95,392,720
Granted as Remuneration		120,000,000
Options Exercised
Options Expired						(4,000,000)
Options Forfeited
Net Change Other		9,523,809
Options Vested During the year
Ending of the year		220,916,529		91,392,720		91,392,720
Total Vested and Exercisable		104,740,244		32,368,255
Total Unvested		116,176,285		59,024,465		91,392,720
Dr. David Sinclair [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	[2]					7,000,000
Granted as Remuneration	[2]
Options Exercised	[2]
Options Expired	[2]
Options Forfeited	[2]					(7,000,000)
Net Change Other	[2]
Options Vested During the year	[2]
Ending of the year	[2]
Total Vested and Exercisable	[2]
Total Unvested	[2]
Mr. Tristan Edwards [Member]
Disclosure of transactions between related parties [line items]
Beginning of the year	[2]					7,000,000
Granted as Remuneration	[2]
Options Exercised	[2]
Options Expired	[2]
Options Forfeited	[2]					(7,000,000)
Net Change Other	[2]
Options Vested During the year	[2]
Ending of the year	[2]
Total Vested and Exercisable	[2]
Total Unvested	[2]

[1]	Kathryn Andres resigned on January 30, 2024
[2]	David Sinclair and Tristan Edwards resigned on January 4, 2022.